Earnings per share (Tables)	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Computation of Basic and Diluted Earnings Per Share
The following table sets forth the computation of basic and diluted earnings per share:

	Year ended March 31,
	2021	2020	2019
Numerator:
Profit after tax	$102,617	$116,769	$105,433
Denominator:
Basic weighted average ordinary shares outstanding	49,765,672	49,726,636	50,139,389
Dilutive impact of equivalent share-based options and RSUs	2,343,077	2,310,304	2,138,724
Diluted weighted average ordinary shares outstanding	52,108,749	52,036,940	52,278,113